BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Transactions Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Executive officers [Member]
Disclosure of transactions between related parties [line items]
Revenues	$ 0	$ 0	$ 0
Other income			0
Participation in research and development expenses	0	0	0
Research and development expenses	698	756	570
Sales and marketing expenses	1,250	1,185	1,098
General and administrative expenses	1,588	1,369	1,111
Certain shareholders [Member]
Disclosure of transactions between related parties [line items]
Revenues	4,340	3,475	811
Other income			3,500
Participation in research and development expenses	58	115	1,898
Research and development expenses	0	125	297
Sales and marketing expenses	0	0	0
General and administrative expenses	$ 0	$ 0	$ 0